intangible assets and goodwill - Business acquisition pro forma information (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Pro forma Information
Reported Operating revenues	$ 3,597	$ 3,453	$ 7,103	$ 6,830
Reported Net income	520	$ 397	957	$ 809
Pro forma Operating revenues	3,599		7,117
Pro forma Net income	$ 520		$ 953
Net income per Common Share
Basic	$ 0.86	$ 0.66	$ 1.57	$ 1.34
Diluted	0.86	$ 0.66	1.57	$ 1.34
Pro forma Basic	0.86		1.57
Pro forma Diluted	$ 0.86		$ 1.57
Telecommunications business
Net income per Common Share
Reported Operating revenues of acquiree	$ 10		$ 19
Reported Net income of acquiree	$ 0		$ 4